Debt - Receivables Securitization Agreement (Details) - Receivables securitization facility - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Debt Instrument [Line Items]
Maximum borrowing capacity	$ 200	$ 200
Amounts borrowed	0
Available for pledge as collateral	$ 63